Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Accrued Expenses	$ 30,000	$ 119,000
Allowance for Doubtful Accounts	1,000	38,000
Subtotal current deferred tax asset	31,000	157,000
Non-current deferred tax assets and liabilities:
Intangible Assets	27,000	29,000
Fixed Assets	(123,000)	(112,000)
Discount on Convertible Notes	(329,000)	0
Derivative Liability	377,000	0
Stock Options	2,477,000	1,972,000
Net operating loss carryover	8,652,000	7,322,000
Subtotal non-current deferred tax asset	11,081,000	9,211,000
Total deferred tax asset	11,112,000	9,368,000
Less: valuation allowance	(11,112,000)	(9,368,000)
Net deferred tax assets	$ 0	$ 0